Performance Management	Jul. 01, 2024
Mid-Cap Equity Portfolio
Prospectus [Line Items]
Performance Narrative [Text Block]

In the Performance subsection, the third paragraph will be deleted in its entirety and replaced with the following:

Fidelity Diversifying Solutions LLC began managing the bond portion of the Fund on November 1, 2024, and some investment policies changed at that time. Other firms managed the Fund before that date.